Fair Value Measurements (Details 2) - Warrants - Fair value on recurring basis - Level 3 - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities January 1	$ 70,785	$ 395,217
Settlements	(183,427)	0
Change in Fair Value gain	112,642	(324,432)
Warrant liabilities December 31	$ 0	$ 70,785